Going Concern (Details Textual) - USD ($)		1 Months Ended	3 Months Ended
	Apr. 04, 2017	Apr. 30, 2017	Mar. 31, 2017
Proceeds from Issuance of Private Placement			$ 3,515,000
Subsequent Event [Member]
Proceeds from Issuance of Private Placement	$ 3,765,000	$ 3,500,000